Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares Par Value $0.0001 per share	Common Stock to-be Issued	Shares Subscription Receivable	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at May. 04, 2020
Balance (in Shares) at May. 04, 2020
Issuance of ordinary shares for share subscription previously received	$ 10,000		(10,000)
Issuance of ordinary shares for share subscription previously received (in Shares)	100,000,000
Net income					(13,476)		(13,476)
Other comprehensive income						664	664
Balance at Dec. 31, 2020	$ 10,000		(10,000)		(13,476)	664	(12,812)
Balance (in Shares) at Dec. 31, 2020	100,000,000
Receipt of share subscription receivable			10,000				10,000
Proceeds from share subscription		222,400					222,400
Net income					(491,006)		(491,006)
Other comprehensive income						(4,395)	(4,395)
Balance at Dec. 31, 2021	$ 10,000	222,400			(504,482)	(3,731)	(275,813)
Balance (in Shares) at Dec. 31, 2021	100,000,000
Issuance of ordinary shares for share subscription previously received	$ 1,112	(222,400)		221,288
Issuance of ordinary shares for share subscription previously received (in Shares)	11,120,000
Net income					(720,093)		(720,093)
Other comprehensive income						44,572	44,572
Balance at Dec. 31, 2022	$ 11,112			$ 221,288	$ (1,224,575)	$ 40,841	$ (951,334)
Balance (in Shares) at Dec. 31, 2022	111,120,000